UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22257

HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC
(Exact name of registrant as specified in charter)

8540 COLONNADE CENTER DRIVE, SUITE 401 RALEIGH, NORTH CAROLINA			27615
(Address of principal executive offices)			(Zip code)

DAVID B. PERKINS 8540 COLONNADE CENTER DRIVE, SUITE 401 RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to  stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to  Secretary,  Securities  and Exchange  Commission,  450 Fifth Street,  NW, Washington,  DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

Financial Statements

As of and for the year ended March 31, 2014

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

As of and for the year ended March 31, 2014

Table of Contents

Report of Independent Registered Accounting Firm	1
Schedule of Investments	2 - 4
Statement of Assets, Liabilities and Members’ Capital	5
Statement of Operations	6
Statements of Changes in Members’ Capital	7
Statement of Cash Flows	8
Notes to Financial Statements	9 - 23
Board of Managers (Unaudited)	24 - 25
Fund Management (Unaudited)	26
Other Information (Unaudited)	27 - 30

Independent Auditor’s Report

To the Board of Managers and Members

Hatteras Global Private Equity Partners Institutional, LLC

New York, New York

We have audited the accompanying statement of assets, liabilities and members’ capital, including the schedule of investments, of Hatteras Global Private Equity Partners Institutional, LLC (the “Fund”) as of March 31, 2014, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members’ capital for each of the two years in the period then ended.  These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of investments owned as of March 31, 2014, by correspondence with the custodian and private fund advisers. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hatteras Global Private Equity Partners Institutional, LLC as of March 31, 2014, the results of its operations and its cash flows for the year then ended, and the changes in its members’ capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 30, 2014

Member of the RSM International network of Independent accounting tax and consulting firms.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

March 31, 2014

Investments in Investment Funds (72.05%)	Cost	Fair Value
Investments in Non-Listed Private Equity Funds (62.07%)
China (6.65%)
Delta Capital Growth Fund, L.P. (a), (b)	$500,000	$578,041
Prax Capital China Growth Fund III (UST), L.P. (a), (b)	487,274	436,649
Total China Investments		1,014,690
Germany (5.97%)
Pinova Capital (a), (b)	916,563	911,730
Holland (5.81%)
HPE PRO Institutional Fund B.V. (a), (b)	1,074,192	887,329
Hong Kong (5.43%)
Orchid Asia V, L.P. (a), (b)	505,034	829,494
India (8.98%)
India Business Excellence Fund I, Inc. (a), (b) (45 Class A participating shares)	311,950	841,889
India Equity Partners Fund II, LLC (a), (b)	320,593	240,685
Peepul Capital Fund III, LLC (a), (b) (36 common shares)	358,626	287,434
Total India Investments		1,370,008
Switzerland (2.04%)
Euroknights VI (a), (b)	379,650	311,912
United Kingdom (8.96%)
Elysian Capital I, L.P. (a), (b)	1,111,279	1,367,082
United States (18.23%)
The Azalea Fund III, L.P. (a), (b)	316,270	259,556
Baird Capital Partners V, L.P. (a), (b)	651,274	718,437
Radius Venture Partners III, L.P. (a), (b)	419,427	719,995
Radius Venture Partners III QP, L.P. (a), (b)	260,753	439,476
The Resilience Fund III, L.P. (a), (b)	602,418	645,518
Total United States Investments		2,782,982
Total Investments in Non-Listed Private Equity Funds		9,475,227
Investments in Listed Private Equity Funds (9.98%)
France (0.79%)
Eurazeo (1,333 common shares)	85,014	119,705

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

March 31, 2014  (Continued)

Investments in Investment Funds (continued)	Cost	Fair Value
Investments in Listed Private Equity Funds (continued)
Germany (1.27%)
Deutsche Beteiligung AG (6,980 common shares)	$199,886	$193,465
Spain (1.65%)
Dinamia Capital Privado (24,691 common shares)	286,187	252,258
United Kingdom (6.27%)
Candover Investments PLC (b) (51,000 common shares)	532,440	450,374
HgCapital Trust PLC (15,708 common shares)	268,338	276,645
SVG Capital PLC (b) (32,927 common shares)	146,946	230,150
Total United Kingdom Investments		957,169
Total Investments in Listed Private Equity Funds		1,522,597
Total Investments in Investment Funds (Cost $9,734,114)		10,997,824

Short-Term Investments (28.84%)
Federated Prime Obligations Fund #10, 0.02% (c)	4,401,854	4,401,854
Total Short-Term Investments (Cost $4,401,854)		4,401,854
Total Investments (Cost $14,135,968) (100.89%)		15,399,678
Liabilities in excess of other assets (-0.89%)		(135,447)
Members’ Capital (100.00%)		$15,264,231

(a)   Investment Funds are issued in private placement transactions and, as such, are restricted as to resale, pursuant to terms of the Investment Funds Private Placement Memorandum.

(b)   Non-income-producing.

(c)   The rate shown is the annualized 7-day yield as of March 31, 2014.

Total cost and fair value of restricted Investment Funds as of March 31, 2014 was $8,215,303 and $9,475,227 respectively.

Percentages shown represent fair value as a percentage of Members’ capital.

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

March 31, 2014 (Concluded)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS’ CAPITAL PERCENTAGES AS FOLLOWS:

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

March 31, 2014

Assets
Investments in Investment Funds, at fair value (cost $9,734,114)	$10,997,824
Short-term investments, at fair value (cost $4,401,854)	4,401,854
Interest receivable	77
Total assets	15,399,755

Liabilities and members’ capital
Investment management fees payable	47,910
Professional fees payable	55,500
Servicing fees payable	19,104
Accounting and administration fees payable	10,000
Custodian fees payable	1,760
Managers’ fees payable	1,250
Total liabilities	135,524

Members’ capital	15,264,231
Total liabilities and members’ capital	$15,399,755

Components of members’ capital:
Capital contributions	$14,480,726
Accumulated net investment loss	(1,157,991)
Net unrealized appreciation of investments and foreign currency translation	1,263,710
Accumulated net realized gain on investments and foreign currency translation	677,786
Members’ capital	$15,264,231

Net asset value per unit	$107.63
Number of authorized units	Unlimited
Units issued to Adviser and Sub-Adviser	—
Units issued to Members	141,827.527
Number of outstanding units	141,827.527

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS

For the year ended March 31, 2014

Investment income
Interest	$3,473
Dividends (net of withholding tax of $18,435)	105,588
Total investment income	109,061

Operating expenses
Investment management fees	181,972
Professional fees	74,571
Servicing fees	73,241
Accounting and administration fees	40,000
Managers’ fees	33,750
Custodian fees	10,625
Insurance expense	4,012
Other expenses	9,978
Net operating expenses	428,149
Net investment loss	(319,088)

Net realized gain and unrealized appreciation of investments and foreign currency translation
Net realized gain on investments	159,213
Net realized gain on foreign currency translation	1,367
Net unrealized appreciation of investments	903,999
Net unrealized appreciation of foreign currency translation	356,570
Net realized gain and unrealized appreciation of investments and foreign currency translation	1,421,150
Net increase in members’ capital resulting from operations	$1,102,062

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENTS OF CHANGES IN MEMBERS’ CAPITAL

For the years ended March 31, 2013 and 2014

Members’ Capital
Members’ capital, at March 31, 2012	$13,853,613
Net investment loss	(264,593)
Net realized gain on investments and foreign currency translation	235,152
Net unrealized appreciation of investments and foreign currency translation	337,997
Members’ capital, at March 31, 2013	14,162,169
Net investment loss	(319,088)
Net realized gain on investments and foreign currency translation	160,580
Net unrealized appreciation of investments and foreign currency translation	1,260,570
Members’ capital, at March 31, 2014	$15,264,231

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS

For the year ended March 31, 2014

Cash flows from operating activities:
Net increase in members’ capital resulting from operations	$1,102,062
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities:
Purchases of Investment Funds	(2,186,612)
Net sales of short-term investments	913,880
Proceeds from Investment Funds sold	1,584,880
Net realized gain on investments and foreign currency translation	(160,580)
Net unrealized appreciation of investments and foreign currency translation	(1,260,570)
Decrease in interest receivable	107
Increase in investment management fee payable	3,459
Increase in servicing fees payable	1,379
Increase in professional fees payable	4,500
Decrease in custodian fees payable	(2,505)
Net cash used in operating activities	—

Net change in cash	—

Cash at beginning of year	—
Cash at end of year	$—

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2014

1.              ORGANIZATION

Hatteras Global Private Equity Partners Institutional, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on April 1, 2010.  The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Capital Investment Management, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Capvent US Advisors, LLC, an investment adviser registered with the SEC under the Advisers Act, serves as sub-adviser to the Fund (in such capacity, the “Sub-Adviser”).  The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC (the “Placement Agent”).

The Fund had an initial closing on April 1, 2010 (the “Initial Closing”) and a final closing on March 31, 2011 (the “Final Closing”). The Fund’s investment period (the “Investment Period”) is three years following the Final Closing of the Fund.  The Fund will continue until the date that is ten years from the date of the Final Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement, as amended and restated (the “LLC Agreement”).  The term may be extended for two one-year periods at the discretion of the Board of Managers (the “Board”) of the Fund.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (the “Members”), subject to the laws of the State of Delaware and the LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business.  The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a broad portfolio of private equity investments.  In particular, the Fund’s objective is to earn superior risk-adjusted returns by systematically overweighting the vehicles, segments and opportunities that the Adviser and Sub-Adviser believe offer the most attractive relative value at a given point in time.

2.              SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.              Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”).

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2014 (Continued)

2.              SIGNIFICANT ACCOUNTING POLICIES (Continued)

b.              Cash

Cash, if any, includes short-term interest-bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.  At March 31, 2014, there was no cash held by the Fund.

c.               Valuation of Portfolio Investments

The Fund’s valuation procedures have been adopted by the Fund’s Board, which oversees the implementation of these procedures. The valuation procedures are implemented by the Adviser and the Fund’s third-party administrator, which report to the Board.

Investments held by the Fund include:

• Investments in Non-Listed Private Equity Funds - The Fund will value interests in non-listed private equity funds (“Non-Listed Funds”) at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with the Fund’s valuation procedures. Investments in Non-Listed Funds are subject to the terms of the Non-Listed Funds’ offering documents. Valuations of the Non-Listed Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Non-Listed Funds’ investment managers as required by the Non-Listed Funds’ offering documents. If the Adviser determines that the most recent value reported by any Non-Listed Fund does not represent fair value or if any Non-Listed Fund fails to report a value to the Fund, a fair value determination is made under the Fund’s valuation procedures.  These fair value procedures employed by the Adviser generally adjust items reported by the Non-Listed Fund using accounting principles other than U.S. GAAP to U.S. GAAP, as required by the Fund.  Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.  The interests of some Non-Listed Funds may be valued less frequently than the calculation of the Fund’s net asset value. Therefore, the reported performance of the Non-Listed Fund may lag the reporting period of the Fund. The Adviser has established procedures for reviewing the effect on the Fund’s net asset value due to this lag in reported performance of the Non-Listed Funds.

• Investments in Listed Private Equity Funds - Listed private equity funds include listed private equity vehicles, such as business development companies (including derivatives tied to the return of such vehicles) (“Listed Funds,” and together with Non-Listed Funds, “Investment Funds”).  Securities of Listed Funds traded

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2014 (Continued)

2.              SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.               Valuation of Portfolio Investments (Continued)

on one or more of the U.S. national securities exchanges or the Over-The-Counter (“OTC”) Bulletin Board or on foreign securities exchanges will be valued at their last sales price. Securities of Listed Funds traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”) at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.

• Short-Term Investments - During the year ended March 31, 2014, the Fund held the short-term investment Federated Prime Obligation Fund #10, an open-ended money market fund (the “MMF”) incorporated in the United States of America. The MMF’s objective is to seek and provide current income consistent with the stability of principal. The MMF invests in a portfolio of short-term, high-quality, fixed income securities issued by banks, corporations and the U.S. government. The MMF held by the Fund seeks to preserve a net asset value of $1.00 per share. The MMF is valued at a yield-adjusted net asset value per share, which is currently equal to $1.00 per share as represented on one or more of the U.S. national securities exchanges.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement.  The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments.  The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•            Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•            Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•            Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2014 (Continued)

2.              SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.               Valuation of Portfolio Investments (Continued)

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured on a recurring basis as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Non-Listed Private Equity Funds	$—	$—	$9,475,227	$9,475,227
Listed Private Equity Funds	1,522,597	—	—	1,522,597
Short-Term Investments	4,401,854	—	—	4,401,854
Total	$5,924,451	$—	$9,475,227	$15,399,678

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the year ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of March 31, 2013	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Balance as of March 31, 2014
Non-Listed Private Equity Funds	$6,475,055	$42,148	$888,971	$2,186,612	$(117,559)	$9,475,227
Total Investments	$6,475,055	$42,148	$888,971	$2,186,612	$(117,589)	$9,475,227

*     Change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments held at the reporting date is $888,971.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2014 (Continued)

2.              SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.               Valuation of Portfolio Investments (Continued)

Accounting Standards Update (“ASU”) 2009-12 to Accounting Standards Codification (“ASC”) 820-10-35, Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent), (“ASU 2009-12”) permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the Net Asset Value (“NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Adjustments to the NAV provided by the investment manager or administrator of the Non-Listed Private Equity Funds would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the Non-Listed Private Equity Fund would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the Non-Listed Private Equity Fund is not being reported at fair value.

As of March 31, 2014 all, Level 3 investments were valued using NAV as practical expedient.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2014 (Continued)

2.              SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.               Valuation of Portfolio Investments (Continued)

A listing of the investments held by the Fund and their attributes, as of March 31, 2014, that qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Non-Listed Private Equity — Distressed Capital(a)	Investments in companies that are in distress or heading towards a distressed position such as bankruptcy	$645,518	$405,453	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity — Growth Capital(b)	Investments in nonpublic companies; investment used to fund business expansion	$3,993,379	$2,498,088	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity — Leveraged Buyout (c)	Investments in nonpublic companies; the acquisition of the company uses some percentage of debt	$3,364,947	$1,380,693	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity — Venture Capital(d)	Investments in early-stage, high-potential, high-risk, growth startup companies	$1,159,471	$161,200	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity — Special Situations(e)	Investments in nonpublic companies that are in financial distress.	$311,912	$980,252	Up to 10 years	None	N/A	N/A

*                 The information summarized in the table above represents the general terms for the specified asset class.  Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Fund’s investments reflect their estimated fair value, which would generally be the net asset value as provided by the Investment Fund or its administrator.

(a)         The category includes Investment Funds that invest primarily in nonpublic companies that are in distress.  Distributions from each fund will be received as the underlying investments of the funds are liquidated.  Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined.  It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(b)         The category includes Investment Funds that invest primarily in nonpublic companies in need of growth capital.  Distributions from each fund will be received as the underlying investments of the funds are liquidated.  Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined.  It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2014 (Continued)

2.              SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.               Valuation of Portfolio Investments (Continued)

(c)          The category includes Investment Funds that invest primarily in nonpublic companies that make use of debt for a percentage of its capital.  Distributions from each fund will be received as the underlying investments of the funds are liquidated.  Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined.  It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(d)         The category includes Investment Funds that invest primarily in early-stage, high-potential, high-risk, growth startup companies.  Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined.  It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(e)          The category includes Investment Funds that invest primarily in nonpublic companies that are in financial distress based on a special situation rather than the underlying fundamentals of the security.  Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined.  It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

d.              Investment Income

Interest income is recorded when earned.  Dividend income is recognized on the ex-dividend date.  Disbursements received from non-listed private equity investments are accounted for as a reduction of cost, or allocated between cost and realized gains and losses dependent upon information received from the Non-Listed Fund.  Investments in listed private equity investments are recorded on a trade-date basis.  Investments in Non-Listed Funds are recorded on a subscription-effective-date basis, which is generally the first day of the calendar month in which the investment is effective.  Realized gains and losses are determined on a specific-identified-cost basis.

e.               Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis.  Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, investment management fee, board of managers’ fees, and expenses of meetings of the Board.

f.                Investments Denominated in Foreign Currency

Investments denominated in foreign currency are translated at closing spot rates of exchange on March 31, 2014.  Transactions during the year ended March 31, 2014 are translated at the spot rate of exchange prevailing on the date of the transaction.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2014 (Continued)

2.              SIGNIFICANT ACCOUNTING POLICIES (Continued)

f.                Investments Denominated in Foreign Currency (Continued)

The portion of gains and losses on investments that is due to changes in foreign currency exchange rates from that which is due to changes in the fair value of investments is separately disclosed on the statement of operations.

g.              Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax.  For income tax purposes, the individual members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions and has determined that it does not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.

The Fund files income tax returns in U.S. federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed.  The tax years currently subject to evaluation by tax authorities are for the years ended December 31, 2010 through December 31, 2013.

h.              Distributions

Beginning in the 37th month after the Final Closing, or earlier at the Board’s discretion, the Fund may make distributions to Members annually, or more frequently, at the Board’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the net amounts of distributions (after Fund fees and expenses) received by the Fund from Investment Funds during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro rata based upon Members’ Units held.

i.                 Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2014 (Continued)

2.              SIGNIFICANT ACCOUNTING POLICIES (Continued)

j.                 Disclosures about Offsetting Assets and Liabilities

In January 2013, the FASB issued ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.”  This update gives additional clarification to the FASB ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities.”  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

k.              Recent Accounting Pronouncements

In June 2013, FASB issued ASU 2013-08, “Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurements and Disclosure Requirements” (“ASU 2013-08”).  ASU 2013-08 creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this financial statement disclosures.

3.              MANAGEMENT FEES AND RELATED PARTY TRANSACTIONS

The Adviser is responsible for the management and operation of the Fund and the investment of the Fund’s assets, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the terms of the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program.  The Sub-Adviser serves as sub-adviser to the Fund pursuant to the terms of a sub-advisory agreement among the Adviser, the Sub-Adviser and the Fund.

In consideration for the advisory and other services provided by the Adviser, the Adviser charges the Fund a quarterly investment management fee (the “Investment Management Fee”) equal to 1.25% on an annualized basis of the net assets of the Fund as of each quarter-end.  The Adviser pays the Sub-Adviser a portion of the Investment Management Fee it receives from the Fund.  For the year ended March 31, 2014, the total Investment Management Fee was $181,972.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2014 (Continued)

3.              MANAGEMENT FEES AND RELATED PARTY TRANSACTIONS (Continued)

The Fund will pay an incentive allocation (the “Incentive Allocation”) at the end of each calendar year of the Fund (and at certain other times, including upon the effective date of any repurchase), to each of the Adviser and Sub-Adviser in an amount equal to 5% (10% in the aggregate) of the excess, if any, of the net profits of the Fund above the balance of the Fund’s loss recovery amount, provided the Fund has earned at least a 6% annualized return (prior to the deduction of the Incentive Allocation) for the year.  Any Incentive Allocation will be deducted pro-rata from each Member’s Units.  There is no accrued incentive allocation for the year ended March 31, 2014.

The Fund pays the Adviser or one of its affiliates, in its capacity as the servicing agent (the “Servicing Agent”), a quarterly servicing fee (the “Fund Servicing Fee”) equal to 0.50% on an annualized basis of the net assets of the Fund. The Fund Servicing Fee is paid to the Servicing Agent out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund.  For the year ended March 31, 2014, the Fund incurred Fund Servicing Fees totaling $73,241, which is included in the statement of operations under servicing fees.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of up to $10,000 from the Fund for his services on the Board and for his services as a member of the audit committee of the Fund.  All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing his duties.  For the year ended March 31, 2014, retainers to the Independent Managers totaled $30,000 and are included in the statement of operations under managers’ fees. Included in managers’ fees is $5,000, which represents compensation to the Fund’s Chief Compliance Officer.

On October 1, 2013, RCS Capital Corporation (the “Company”) and Scotland Acquisition, LLC, a newly formed wholly owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of the Company, entered into an asset purchase agreement with certain principals of the Adviser (the “Seller”) and David Perkins, as the Seller’s representative.  The purchase will result will result in a change in control of the Adviser and, therefore, constitute an “assignment” within the meaning of the 1940 Act of i) the existing Investment Management Agreement between the Adviser and the Fund, and ii) the existing sub-advisory agreement among the Adviser, the Sub-Adviser and the Fund. The purchase is expected to close in second quarter of 2014.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2014 (Continued)

4.              ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Fund pays UMB Fund Services, Inc. (the “Administrator”), a quarterly administration fee based on the month-end net asset value of the Fund.  The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost.  For the year ended March 31, 2014, the total accounting and administration fee was $40,000, and is included in the statement of operations under accounting and administration fees.  UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

5.              INVESTMENT TRANSACTIONS

Total purchases of Investment Funds for the year ended March 31, 2014 amounted to $2,186,612. Total proceeds from sales, redemptions, or other dispositions of Investment Funds for the year ended March 31, 2014 amounted to $1,584,880.

The Fund intends to invest substantially all of its available capital in private equity investments. The non-listed private equity investments will be restricted securities that are subject to substantial holding periods or are not traded in public markets at all; therefore, the Fund may not be able to resell some of its securities holdings for extended periods.  Due to the timing of tax information received from the private equity investments, tax basis reporting is not available as of the reporting date.

6.              INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.              RISK FACTORS

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk, currency risk and economic, political and legal risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. For a more complete list of risk factors, Members should refer to their Confidential Placement Memorandum, as supplemented, and the corresponding Statement of Additional Information, as supplemented.  No guarantee or representations is made that the investment objective of the Fund will be met.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2014 (Continued)

7.              RISK FACTORS (Continued)

Liquidity risk:  Transfer of the Units is subject to significant restrictions.  Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable.  The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Concentration risk:  If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Currency risk:  The Fund’s investments (both direct and indirect) may be made in a number of different currencies. Any returns on, and the value of, such investments may therefore be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s investments are denominated against the U.S. dollar may result in a decrease in value of the Fund’s net assets.

The Adviser and the Sub-Adviser do not plan to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser and the Sub-Adviser deem hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such a decline.

Foreign, economic, political and legal risks:  The Fund’s investments (both direct and indirect) will be made in a number of countries, including less developed countries, exposing investors to a range of potential economic, political and legal risks that could have an adverse effect on the Fund.  These may include, but are not limited to, declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, and terrorist attacks.

Investors should note that the private equity markets in countries where the Fund’s investments are made may be significantly less developed than those in the United States of America. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which prevent the Fund or the portfolio funds from making investments they otherwise would make, or to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2014 (Continued)

7.              RISK FACTORS (Continued)

insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the portfolio funds. Any such laws or regulations may change unpredictably based on political, economic, social, and/or market developments.

8.              FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Fund’s financial performance for the past three periods detailed below. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole and excludes the Adviser and Sub-Adviser. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment loss or expenses, as applicable, by the average of total monthly Members’ capital. The ratios do not reflect the Fund’s proportionate share of income and expenses from the Fund’s private equity investments. The total return amount is calculated based on the change in the NAV during each accounting period.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2014 (Continued)

8.    FINANCIAL HIGHLIGHTS (Continued)

Per Unit Operating Performance:
Net Asset Value, April 1, 2010	$100.00
Income from investment operations:
Net investment loss	(2.05)
Net realized gain and unrealized appreciation of investments and foreign currency translation	6.52
Total from investment operations	4.47
Incentive Allocation	(0.24)
Net Asset Value, March 31, 2011	$104.23
Income from investment operations:
Net investment loss	(2.00)
Net realized gain and unrealized depreciation of investments and foreign currency translation	(4.79)
Total from investment operations	(6.79)
Reverse accrued Incentive Allocation from April 1, 2010 (commencement of operations) to March 31, 2011	0.24
Net Asset Value, March 31, 2012	$97.68
Income from investment operations:
Net investment loss	(1.87)
Net realized gain and unrealized appreciation of investments and foreign currency translation	4.04
Total from investment operations	2.17
Net Asset Value, March 31, 2013	$99.85
Income from investment operations:
Net investment loss	(2.25)
Net realized gain and unrealized appreciation of investments and foreign currency translation	10.03
Total from investment operations	7.78
Net Asset Value, March 31, 2014	$107.63

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2014 (Concluded)

8.    FINANCIAL HIGHLIGHTS (Continued)

	For the years ended March 31,				For the period from April 1, 2010 (commencement of operations) to March 31,
	2014	2013	2012		2011
Total return before Incentive Allocation	7.79%	2.22%	(6.51)%		4.63%
Total return after Incentive Allocation	7.79%	2.22%	(6.29)%		4.23%
Members’ capital, end of year/period (000’s)	$15,264	$14,162	$13,854		$14,783
Portfolio turnover	16.56%	21.63%	6.81%		4.93%
Ratios as a percentage of average Members’ capital:
Net investment loss	(2.21)%	(1.91)%	(2.03)%		(5.15)%
Total operating expenses, net	2.97%	3.01%	2.84%		5.58%
Management fee waiver	—	—	—		1.31%
Incentive Allocation	—	—	(0.24)	%(1)	0.59%
Total operating expenses, gross including Incentive Allocation	2.97%	3.01%	2.60%		7.48%

(1)  Reverse accrued Incentive Allocation from April 1, 2010 (commencement of operations) to March 31, 2011.

9.    SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued and determined there were no other subsequent events that required disclosure in or adjustment to the financial statements.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of March 31, 2014, is set forth below.   The business address of each Manager is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615. The Managers serve on the Board for terms of indefinite duration.  A Manager’s position in that capacity will terminate if the Manager is removed or resigns or, among other events, upon the Manager’s death, incapacity, retirement or bankruptcy.  The Fund’s Statement of Additional Information, as supplemented, includes additional information about the Managers and may be obtained without charge by calling Hatteras at 1-866-388-6292.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex(1) Overseen by Manager
INTERESTED MANAGER
David B. Perkins(2) July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	20
INDEPENDENT MANAGERS
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	20
Steve E. Moss, CPA February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark & Copley, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	20
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	20

(1)    The “Fund Complex” consists of Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of two funds).

(2)    Mr. Perkins is deemed to be an “interested” Manager of the Fund because of his affiliations with the Adviser.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex(1) Overseen by Manager
INDEPENDENT MANAGERS (Continued)
Joseph E. Breslin November 18, 1953	Manager; Audit Committee Member of the Fund	Since 2012	Mr. Breslin is currently a private investor. Mr. Breslin has been a Director of Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (8 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (8 portfolios). From 2007 to 2009, Mr. Breslin was the Chief Operating Officer of Central Park Credit Holdings, Inc. and prior to that, was the Chief Operating Officer of Aladdin Capital Management LLC, beginning in 2005.	20
Thomas Mann February 1, 1950	Manager; Audit Committee Member of the Fund	Since 2012	Mr. Mann is currently a private investor. From 2003 until 2012, Mr. Mann was the Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products. Mr. Mann is also a Director of Virtus Global Multi-Sector Income Fund since 2011, Virtus Total Return Fund since 2012, and F-Squared Investments, Inc. since January 2012.	20

(1)    The “Fund Complex” consists of Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of two funds).

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of March 31, 2014, of each of the persons currently serving as Executive Officer.  The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC  27615.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex(1) Overseen by Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Fund	Since Inception

Prior to becoming Secretary of each fund in the Hatteras Complex in 2008, Mr. Fields had been the Treasurer of each fund since inception. Mr. Fields is Chief Operating Officer of the Adviser and its affiliates (“Hatteras”) and has been employed by the Hatteras firm since its inception in September 2003.

N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since Inception	Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Adviser as of January 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since Inception	Mr. Baker joined Hatteras in March 2008 and became Treasurer of the funds in the Hatteras Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Adviser and its affiliates.	N/A

(1)    The “Fund Complex” consists of Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of two funds).

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

2014 PROXY RESULTS

A Special Meeting of the Members was held on January 21, 2014, as reconvened on February 21, 2014, to consider the proposals described below. Each proposal was approved. The results of the voting at the Special Meeting are as follows:

1.     Approval of the election of eight nominees to the Board of Managers of the Fund.

Hatteras Global Private Equity Partners Institutional, LLC

Managers	Votes For	Votes Against	Votes Withheld
David B. Perkins	98.36%	None	1.64%
H. Alexander Holmes	97.56%	None	2.44%
Steve E. Moss	98.36%	None	1.64%
Gregory S. Sellers	98.36%	None	1.64%
Joseph E. Breslin	98.36%	None	1.64%
Thomas Mann	98.36%	None	1.64%
Peter M. Budko	98.36%	None	1.64%

2.  Approval of the Investment Advisory Agreement between the Fund and Hatteras Funds, LLC.

Hatteras Global Private Equity Partners Institutional, LLC

	No. of Shares	% of Outstanding Shares	% of Shares Voted
Affirmative	114,097	88.05%	98.36%
Against	473	0.37%	0.41%
Abstain	1,429	1.10%	1.23%
Total	115,999	89.52%	100.00%

3.  Approval of the Investment Sub-Advisory Agreement among the Fund, Hatteras Funds, LLC and the Sub-Adviser.

Hatteras Global Private Equity Partners Institutional, LLC

	No. of Shares	% of Outstanding Shares	% of Shares Voted
Affirmative	114,097	88.05%	98.36%
Against	473	0.37%	0.41%
Abstain	1,429	1.10%	1.23%
Total	115,999	89.52%	100.00%

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

4.  Approval of the transfer of the Adviser’s incentive allocation account to Hatteras Funds, LLC.

Hatteras Global Private Equity Partners Institutional, LLC

	No. of Shares	% of Outstanding Shares	% of Shares Voted
Affirmative	114,097	88.05%	98.36%
Against	473	0.37%	0.41%
Abstain	1,429	1.10%	1.23%
Total	115,999	89.52%	100.00%

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting of the Board held on May 21, 2013, by a unanimous vote, the Board, including a majority of the Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, approved the continuation of the Investment Management Agreement and the Investment Sub-Advisory Agreement (the “Sub-Adviser Agreement”, together with the Investment Management Agreement, the “Agreements”) for an additional year.

In advance of the May 21, 2013 meeting, the Independent Managers requested and received extensive materials from the Adviser and Sub-Adviser to assist them in considering the renewal of the Agreements.  The Independent Managers reviewed reports from the Adviser and Sub-Adviser relating to the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Agreements, nor were the items described herein all encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Adviser to the Fund under the Investment Management Agreement, including the selection of Fund investments, allocation of Fund investments by type, geography, sub-strategy, evaluation of risk exposure and risk controls, experience and training of the Adviser’s investment professionals, and day-to-day portfolio management and general investment selection. The Board considered the due diligence to be performed by the Sub-Adviser, and the Sub-Advisor’s role in all aspects of the Fund’s investment program including participation on the Fund’s Investment Committee, sourcing funds and securing investment capacity with private equity fund managers on behalf of the Fund. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel of the Adviser and Sub-Adviser who provide the investment advisory and administrative services to the Fund. The Board determined that the Adviser’s and Sub-Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Adviser’s compliance policies and procedures, including the procedures used to determine the value of each of the Fund’s investments.  The Board also reviewed and considered

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the Investment Management Agreement, including, among other things, providing office facilities, equipment, and personnel.

The Board noted that the Fund’s performance since inception and during the period ended December 31, 2012 trailed that of two of the three comparative funds selected by management. The Board noted that the Fund’s performance was not unreasonable especially given the difficulty of constructing a truly meaningful peer universe.

The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY THE ADVISER AND OTHER ADVISERS

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund.  In addition, the Board noted that at the end of each calendar year of the Fund (and at certain other times, including upon the effective date of any repurchase), the Adviser and Sub-Adviser will be entitled to receive an incentive allocation. The Board noted that there is no accrued incentive allocation for the fiscal year ended March 31, 2013.

The Board also considered the annual servicing fees and the placement fee. The servicing fees are paid to the Adviser or an affiliate of the Adviser by the Fund, and the placement fee was paid to an affiliate of the Adviser, Hatteras Capital Distributors, LLC (the “Placement Agent”) during the period when the Fund was open to investors. The Board noted that the servicing fees may be waived by the Adviser or paid to a third-party for providing the services. Further, the Placement Agent agreed to rebate to the Fund any amount it received as a placement fee. The Board noted that the Fund is closed to new investors.

The Board compared the advisory fee, incentive allocation fee and total expense ratio for the Fund with various closed-end fund of funds, including funds advised by the Adviser. The Board noted that the Fund’s gross advisory fee was within the range of comparative funds, with two of the five comparative funds having a lower gross advisory fee, two having a higher gross advisory fee and one having the same gross advisory fee as the Fund. The Board noted that the rebate of Advisory and Sub-Advisory fees to the Fund expired as of the end of the fiscal year ended March 31, 2011. The Board noted that the Fund’s total expense ratio is higher than two of the five comparative funds.

The Board also reviewed a profitability analysis and an income statement showing Adviser profitability with respect to services it provides to the Fund.  The analysis showed that the Adviser did not earn a profit with respect to its management of the Fund, and experienced a loss as a result of managing the Fund.

The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the investment management fees, noting that no change in fees had been proposed.  The Board noted that the Fund is closed to new investors and believed that it was unlikely that economies of scale will be achieved. Further, the Board believed that breakpoints are not appropriate considering that the Fund is closed.

PROFITABILITY OF ADVISER, SUB-ADVIDER AND THEIR AFFILIATES

As described above, the Board reviewed a profitability analysis and income statement prepared by management for the year period ended December 31, 2012. The analysis and the income statement showed that the Adviser experienced a loss with respect to its management of the Fund.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

FALL-OUT BENEFITS

The Board considered the Fund servicing fee earned by the Adviser and its affiliates was reasonable given the services to be provided to the Fund.  The Board also considered that an affiliate of the Adviser was paid a placement agent fee by the Fund. However, the Placement Agent agreed to rebate to the Fund any amounts received as a placement fee. The Board noted that the Sub-Adviser believes that its relationship with the Fund enhances the Sub-Adviser’s visibility in the United States.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its investors to approve the Investment Management Agreement and Sub-Advisory Agreement for an additional one year term.

ITEM 2. CODE OF ETHICS.

(a)  The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)  There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(d)  The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant’s board of managers has determined that Messrs. Steve E. Moss, H. Alexander Holmes, Gregory S. Sellers, Joseph E. Breslin, and Thomas Mann are each qualified to serve as audit committee financial experts serving on its audit committee and that each is “independent,” as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a)  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $47,500 for 2013 and $47,500 for 2014.

Audit-Related Fees

(b)  The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2014.

Tax Fees

(c)  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2013 and $0 for 2014.

All Other Fees

(d)  The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013 and $0 for 2014.

(e)(1)  Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor’s engagement.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)  The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for 2013 and $0 for 2014.

(h)  The registrant’s audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)         Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES

The Fund primarily invests its assets in Portfolio Funds, which include, but are not limited to, private partnerships, limited liability companies or similar entities managed by Portfolio Fund Managers (commonly referred to as “private equity funds” or “private funds”). Investments in Portfolio Funds do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Adviser, Sub-Adviser and/or the Fund may receive notices from such Portfolio Funds seeking the consent of holders in order to materially change certain rights within the structure of the security itself or change material terms of the Portfolio Funds’ limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Adviser, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund. If an analyst, trader or partner of the Adviser believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of the Fund, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

The Adviser will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company’s charter or by-laws, changes in the board of directors and compensation of outside directors. The Adviser will generally vote in favor of management or shareholder proposals that the Adviser believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company’s board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of the Fund.

If a proxy includes a matter to which none of the specific policies described above or in the Adviser’s stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

In exercising its voting discretion, the Adviser and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser (or an affiliate of the Adviser), any issuer of a security for which the Adviser (or an affiliate of the Adviser) acts as sponsor, Adviser, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom the Adviser (or an affiliate of the Adviser) has an existing material contract or business relationship not entered into in the ordinary course of business (the Adviser and such other persons having an interest in the matter being called “Interested Persons”), the Adviser will make written disclosure of the conflict to the Independent Managers of the Fund indicating how the Adviser proposes to vote on the matter and its reasons for doing so. If the Adviser does not receive timely written instructions as to voting or non-voting on the matter from the Independent Managers, the Adviser may take any of the following actions which it deems to be in the best interests of the Fund: (i) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (ii) vote on the matter in the manner proposed to the Independent Managers if the vote is against the interests of all Interested Persons; or (iii) refrain from voting on the matter.

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year.  Once filed, the Fund’s Form N-PX filing will be available:  (i) without charge, upon request, by calling the Fund at 800-504-9070 or (ii) by visiting the SEC’s website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)   Identification  of Portfolio  Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Investment Committee, who are primarily responsible for the day-to-day portfolio management of the Fund as of June 9, 2014:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member

Robert L. Worthington	President of the Investment Manager	Since Inception

Mr. Worthington became the President of the Investment Manager in February 2007. Previously, Mr. Worthington was Managing Director at JPMorgan Asset Management from 2004 to 2006. Mr. Worthington joined JPMorgan Asset Management in 2004 after its purchase of Undiscovered Managers, LLC, where he had been President from 2001 and a Managing Director for the three years prior.

Portfolio Management

David B. Perkins	Chief Executive Officer of the Investment Manager and President of the Fund	Since May 4, 2012

Mr. Perkins is the Chief Executive Officer of Hatteras and founded Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.

Portfolio Management

Varun Sood	Managing Partner of Capvent	Since Inception	Mr. Sood is a co-founder of Capvent AG. Previously, Mr. Sood was an executive director with Société Générale. Prior to that, he was a vice president with ABN AMRO.	Portfolio Management

Tom F. Clausen	Managing Partner of Capvent	Since Inception	Mr. Clausen is a co-founder of Capvent AG. Previously, Mr. Clausen was an executive director with Société Générale.	Portfolio Management

Rohan Ajila	Partner of Capvent	Since Inception

Mr. Ajila joined Capvent in 2007 and is a Managing Partner at Capvent India Private Equity and a Partner at Capvent AG. Previously he was Founder & CEO of Indiamarkets.com. He began his career as a credit rating research analyst with CRISIL-S&P and was an investment manager for the Everest Fund.

Portfolio Management

(a)(2)  Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than Hatteras Global Private Equity Partners Institutional, LLC, for which the members of the Investment Committee of the Adviser are primarily responsible for the day-to-day portfolio management as of March 31, 2014:

Name of Investment Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance

Robert L. Worthington	Registered Investment Companies	2	$22,700,000	1	$13,100,000
	Other Pooled Investment Vehicles *	2	$17,200,000	1	$4,000,000
	Other Accounts	0	$0	0	$0

David B. Perkins	Registered Investment Companies	3	$1,070,000,000	2	$1,060,000,000
	Other Pooled Investment Vehicles *	2	$17,200,000	1	$4,000,000
	Other Accounts	0	$0	0	$0

Varun Sood	Registered Investment Companies	1	$13,100,000	1	$13,100,000
	Other Pooled Investment Vehicles *	3	$150,000,000	3	$150,000,000
	Other Accounts	0	$0	0	$0

Tom F. Clausen	Registered Investment Companies	1	$13,100,000	1	$13,100,000
	Other Pooled Investment Vehicles *	3	$150,000,000	3	$150,000,000
	Other Accounts	0	$0	0	$0

Rohan Ajila	Registered Investment Companies	1	$13,100,000	1	$13,100,000
	Other Pooled Investment Vehicles *	3	$150,000,000	3	$150,000,000
	Other Accounts	0	$0	0	$0

*                 The assets in the “Other Pooled Investment Vehicles” section for each of the investment committee member(s) includes committed capital amounts for certain assets.

Potential Conflicts of Interests

Members of the Investment Committee are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including registered and unregistered hedge funds and funds of hedge funds. They may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Adviser and the Sub-Adviser each has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Adviser and the Sub-Adviser each has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3)    Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the members of the Investment Committee includes a combination of the following: (i) fixed annual salary; and (ii) a discretionary bonus tied to the overall profitability of the Adviser or the Sub-Adviser and their affiliates, as applicable.

(a)(4)    Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee in the Fund as of March 31, 2014:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned

Robert L. Worthington	None
David B. Perkins	None
Varun Sood	None
Tom F. Clausen	None
Rohan Ajila	None

(b)       Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend  nominees to the registrant’s  board of  managers, where those changes were implemented after the registrant  last  provided  disclosure  in response to the  requirements  of Item  407 (c)(2)(iv) of Regulation S-K, (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and principal financial officers, or persons performing similar functions,   have concluded that the registrant’s disclosure controls and procedures (as defined in Rule  30a-3(c)  under  the  1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities  Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal  quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)      Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)      Not applicable.

(b)         Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	June 9, 2014

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	June 9, 2014

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	June 9, 2014

* Print the name and title of each signing officer under his or her signature.